Acquisitions - Estimated Fair Values of Assets Acquired and Liabilities Assumed - Preliminary (Details)	3 Months Ended
	Mar. 31, 2019 EUR (€) € / shares	Mar. 31, 2019 USD ($)
Estimated Fair Values of Assets Acquired and Liabilities Assumed Details
Proforma assets held for sale	€ 47,203,000
Proforma trade accounts and other receivables	34,062,000
proforma other current assets	88,987,000
Proforma deferred tax assets	0
Proforma PP&E	85,470,000
Proforma Intangible Assets and other assets	818,150,110
Proforma Goodwill	1,165,289,000
Proforma accounts payable, current provisions, and other current liabilities	(69,456,000)
Proforma income tax payable and deferred taxes	(119,086,000)
Proforma short term debt, long term debt and lease liabilities	0
Proforma other liabilities	(23,118,220)
Proforma noncontrolling interest	(4,063,000)
Proforma total acquisition cost	2,023,437,890
Proforma non cash contributions	0
Proforma Investment at acquisition date	0
Proforma long term notes receivable	0
Proforma total noncash items	0
Proforma Cash acquired	(47,203,000)
Proforma net cash paid	€ 1,976,234,890
Proforma weighted average useful lives of intangibles	13	13
Proforma NxStage Goodwill	€ 1,165,289,000
Proforma NxStage contributed revenue	€ 29,764,000
NxStage Purchase Price per share | € / shares	€ 30
Proforma NxStage contributed operating income	€ (11,142,000)
NxStage Total Purchase Price | $		$ 1,740,563,000